Commitments and Contingencies (Tables)	12 Months Ended
Feb. 02, 2013
Future Minimum Rental Payments under Leases

The aggregate future minimum rental payments under leases in effect as of February 2, 2013, are as follows (in thousands):

	Capital Leases	Operating Leases	Total
2013	$3,070	$62,343	$65,413
2014	1,414	55,137	56,551
2015	184	47,919	48,103
2016	42	43,497	43,539
2017	—	39,545	39,545
Thereafter	—	224,395	224,395

Minimum lease commitments	4,710	$472,836	$477,546

Less—amount representing interest	(183)

Present value of capital lease obligations	4,527
Less—current capital lease obligations	(2,925)

Long-term capital lease obligations	$1,602

Minimum and Contingent Rental Expense under Operating Leases

Minimum and contingent rental expense under operating leases is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Operating leases
Minimum rental expense	$52,750	$51,665	$48,801
Contingent rental expense	3,318	1,456	900

Total operating leases	$56,068	$53,121	$49,701